Others (Tables)	6 Months Ended
Jun. 30, 2025
Others [Abstract]
Schedule of gearing ratios	As of December 31, 2024 and June 30, 2025, the Group’s gearing ratios are as follows:

	December 31, 2024	June 30, 2025
Total liabilities	$34,158	$39,528
Total equity	$147,015	$150,626
Gearing ratio	0.23	0.26

Schedule of financial instruments by category	Financial instruments by category

	December 31, 2024	June 30, 2025
Financial assets
Financial assets at fair value through profit or loss
Financial assets mandatorily measured at fair value through profit or loss	$2,746	$6,153
Financial assets at amortized cost
Cash and cash equivalents	$127,121	$125,337
Current financial assets at amortized cost	36,000	36,300
Accounts receivable	7,902	8,560
Other receivables	352	407
Guarantee deposits paid	146	220
	$171,521	$170,824

	December 31, 2024	June 30, 2025
Financial liabilities
Financial liabilities at fair value through profit or loss
Earnout liabilities	$—	$158
Warrant liabilities	1,793	757
	$1,793	$915
Financial liabilities at amortized cost
Other payables (including related parties)	$11,702	$13,337
Lease liabilities	$510	$722

Schedule of significant financial assets and liabilities denominated in foreign currencies	The Group’s business involves some non-functional currency operations (the Company’s and certain subsidiaries’ functional currency: USD; other certain subsidiaries’ functional currency: JPY, RMB and EUR). The information of and sensitivity analysis for significant financial assets and liabilities denominated in foreign currencies illustrate as follows:

	December 31, 2024
	Foreign currency amount (in thousands)	Exchange rate	Functional currency	Book value (USD)	Sensitivity analysis
					Degree of variation	Effect on profit or loss
Financial assets
Monetary items
NTD:USD	$103,569	0.0305	$3,159	$3,159	1%	$32
EUR:USD	298	1.0411	310	310	1%	3
JPY:USD	201,668	0.0064	1,291	1,291	1%	13
USD:CNY	320	7.3225	2,343	320	1%	3
Financial liabilities
Monetary items
EUR:USD	197	1.0411	205	205	1%	2
USD:JPY	100	156.22	15,622	100	1%	1

	June 30, 2025
	Foreign currency amount (in thousands)	Exchange rate	Functional currency	Book value (USD)	Sensitivity analysis
					Degree of variation	Effect on profit or loss
Financial assets
Monetary items
NTD:USD	$192,210	0.0341	$6,554	$6,554	1%	$66
EUR:USD	84	1.1723	98	98	1%	1
JPY:USD	135,700	0.0069	936	936	1%	9
USD:CNY	159	7.1621	1,139	159	1%	2
Financial liabilities
Monetary items
EUR:USD	246	1.1723	288	288	1%	3
USD:JPY	93	144.05	13,397	93	1%	1

Schedule of ageing analysis of accounts receivable	The aging analysis of accounts receivable is as follows:

	December 31, 2024	June 30, 2025
Not past due	$7,535	$8,212
Up to 30 days	261	100
31 to 90 days	213	243
91 to 180 days	65	46
Over 181 days	94	45
Less: Allowance for expected credit losses	(266)	(86)
	$7,902	$8,560
As of December 31, 2024 and June 30, 2025, the provision matrix is as follows:

December 31, 2024	Not past due	Up to 30 days past due	31~90 days past due	91~180 days past due	Over 181 days past due	Total
rate	0.11%~0.32%	6.48%~30.86%	8.36%~42.53%	22.69%~97.44%	100%
Total book value	$7,535	$261	$213	$65	$94	$8,168
Loss allowance	12	49	76	35	94	266

June 30, 2025	Not past due	Up to 30 days past due	31~90 days past due	91~180 days past due	Over 181 days past due	Total
rate	0.04%~0.21%	2.05%~14.71%	2.26%~23.88%	9.94%~93.88%	100%
Total book value	$8,212	$100	$243	$46	$45	$8,646
Loss allowance	5	7	14	27	33	86

Disclosure of financial assets	Financial assets at fair value through profit or loss

	December 31, 2024	June 30, 2025
Current items:
Financial assets mandatorily measured at fair value through profit and loss
Money market funds	$2,746	$6,153
A.Amounts recognized in profit or loss in relation to financial assets at fair value through profit or loss are as follows:

	Six months ended June 30,
	2024	2025
Financial assets mandatorily measured at fair value through profit and loss
Money market funds	$—	$9
Current financial assets at amortized cost

	December 31, 2024	June 30, 2025
Time deposits with maturities over three months	$36,000	$36,300
Movements in relation to the Group applying the modified approach to provide loss allowance for accounts receivable is as follows:

Accounts receivable
At December 31, 2024	$266
Reversal of impairment loss	(67)
Write-offs	(113)
At June 30, 2025	$86

Schedule of contractual undiscounted cash flows of non-derivative financial liabilities	The amounts disclosed in the table are the contractual undiscounted cash flows.

Non-derivative financial liabilities: December 31, 2024	Less than 1 year	Between 1-5 years	Over 5 years
Financial liabilities at fair value through profit or loss	$—	$1,793	$—
Other payables (including related parties)	11,702	—	—
Lease liabilities (Note)	409	109	—

Non-derivative financial liabilities: June 30, 2025	Less than 1 year	Between 1-5 years	Over 5 years
Financial liabilities at fair value through profit or loss	$158	$757	$—
Other payables (including related parties)	13,337	—	—
Lease liabilities (Note)	472	266	—
Note: The amount included the interest of estimated future payments.

Schedule of natures of the liabilities	The related information of natures of the assets and liabilities is as follows:

December 31, 2024	Level 1	Level 2	Level 3	Total
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
Money market funds	$2,746	$—	$—	$2,746
Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Compound instrument:
Warrant liabilities	$1,793	$—	$—	$1,793

June 30, 2025	Level 1	Level 2	Level 3	Total
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
Money market funds	$6,153	$—	$—	$6,153
Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Compound instrument:
Earnout liabilities	$—	$—	$158	$158
Warrant liabilities	757	—	—	757
	$757	$—	$158	$915

Disclosure of significant unobservable inputs used in fair value measurement of liabilities	The following is the qualitative information of significant unobservable inputs and sensitivity analysis of changes in significant unobservable inputs to valuation model used in Level 3 fair value measurement:

	Fair value at June 30, 2025 (Note)	Valuation technique	unobservable input	Relationship of inputs to fair value
Compound instrument:
Earnout liabilities	$158	Option Pricing Method	Discount rate	The higher the discount rate, the lower the fair value
			Forecast Annual Revenue	The higher the forecast annual revenue, the higher the fair value
(Note) The fair value of the earnout liabilities was determined in connection with the purchase price allocation as of January 7, 2025 (the acquisition date). There was no material change in the fair value between January 7, 2025 and June 30, 2025.

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities	The
following is the effect of profit or loss from financial liabilities categorized within Level 3 if the inputs used to valuation models have changed:

			June 30, 2025 (Note)
			Recognized in profit or loss
	Input	Change	Favourable change	Unfavourable change
Earnout liabilities
	Discount rate	±1%	$6	$(6)
	Forecast annual revenue	±1%	$12	$(12)
(Note) The fair value of the earnout liabilities was determined in connection with the purchase price allocation as of January 7, 2025 (the acquisition date). There was no material change in the fair value between January 7, 2025 and June 30, 2025.